Stockholders’ Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Stockholders’ Deficit [Abstract]
Stockholders’ Deficit

Note 7 — Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of March 31, 2024 and December 31, 2023, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of shares of Class A Common Stock are entitled to one vote for each share. As of March 31, 2024 and December 31, 2023 there were 4,271,711 and 4,271,711 shares of Class A Common Stock issued or outstanding, excluding 1,048,796 and 1,251,156 shares of Class A Common Stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B Common Stock with a par value of $0.0001 per share. As of March 31, 2024 and, December 31, 2023 there were 1 and 1 shares of Class B Common Stock issued and outstanding, respectively, so that the Founder Shares represent, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the IPO.

The Company’s Initial Stockholders have agreed not to transfer, assign, or sell any of their Founder Shares until the earlier to occur of: (i) six months after the date of the consummation of the initial Business Combination and (ii) subsequent to the initial Business Combination (a) if the closing price of the Company’s shares of Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any 30-trading day period after the initial Business Combination or (b) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of the public stockholders having the right to exchange their shares of Class A Common Stock for cash, securities, or other property (except as described herein). Any permitted transferees would be subject to the same restrictions and other agreements of the Company’s Initial Stockholders with respect to any Founder Shares.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of the Class A Common Stock and holders of the Class B Common Stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, except as required by law. The shares of Class B Common Stock will automatically convert into shares of Class A Common Stock at the time of the initial Business Combination on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations, and the like), and subject to further adjustment as provided herein. In the case that additional shares of Class A Common Stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which shares of Class B Common Stock shall convert into shares of Class A Common Stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B Common Stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A Common Stock issuable upon conversion of all shares of Class B Common Stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of Common Stock outstanding upon completion of the IPO (excluding shares included in the Private Placement Units or the shares of Class A Common Stock issuable to the Representative) plus all shares of Class A Common Stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination.

Rights

Each holder of a Right will receive one-eighth (1/8) of one Class A Common Stock upon consummation of the initial Business Combination. In the event the Company will not be the surviving entity upon completion of the initial Business Combination, each holder of a Right will be required to affirmatively convert its Rights in order to receive the 1/8 share of Class A Common Stock underlying each Right (without paying any additional consideration). If the Company is unable to complete an initial Business Combination within the required time period and the Company redeems the Public Shares of Class A Common Stock for the funds held in the Trust Account, holders of Rights will not receive any such funds in exchange for their Rights and the Rights will expire worthless. Every eight (8) Rights that a holder holds will entitle the holder to receive one share at the closing of the initial Business Combination. The Company will not issue fractional shares of Class A Common Stock upon exchange of the Rights. If, upon conversion of the Rights, a holder would be entitled to receive a fractional interest in a share, fractional shares will be rounded up to the nearest whole share.

If the Company is unable to complete an initial Business Combination within the required time period and it liquidates the funds held in the Trust Account, holders of Rights will not receive any such funds with respect to any of their Rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Rights, and all Rights will expire worthless.

Note 7 — Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2023 and 2022, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 100,000,000 shares of Class A Common Stock with a par value of $0.0001 per share. Holders of shares of Class A Common Stock are entitled to one vote for each share. As of December 31, 2023 and 2022 there were 4,271,711 and 813,905 shares of Class A Common Stock issued or outstanding, excluding 1,251,156 and 1,627,158 shares of Class A Common Stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 10,000,000 shares of Class B Common Stock with a par value of $0.0001 per share. As of December 31, 2023 and, 2022 there were 1 and 3,457,807 shares of Class B Common Stock issued and outstanding, respectively, so that the Founder Shares represent, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the IPO.

The Company’s Initial Stockholders have agreed not to transfer, assign, or sell any of their Founder Shares until the earlier to occur of: (i) six months after the date of the consummation of the initial Business Combination and (ii) subsequent to the initial Business Combination (a) if the closing price of the Company’s shares of Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations, and the like) for any 20 trading days within any 30-trading day period after the initial Business Combination or (b) the date on which the Company consummates a liquidation, merger, stock exchange, or other similar transaction that results in all of the public stockholders having the right to exchange their shares of Class A Common Stock for cash, securities, or other property (except as described herein). Any permitted transferees would be subject to the same restrictions and other agreements of the Company’s Initial Stockholders with respect to any Founder Shares.

Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of the Class A Common Stock and holders of the Class B Common Stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, except as required by law. The shares of Class B Common Stock will automatically convert into shares of Class A Common Stock at the time of the initial Business Combination on a one-for-one basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations, and the like), and subject to further adjustment as provided herein. In the case that additional shares of Class A Common Stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the IPO and related to the closing of the initial Business Combination, the ratio at which shares of Class B Common Stock shall convert into shares of Class A Common Stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B Common Stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A Common Stock issuable upon conversion of all shares of Class B Common Stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of Common Stock outstanding upon completion of the IPO (excluding shares included in the Private Placement Units or the shares of Class A Common Stock issuable to the Representative) plus all shares of Class A Common Stock and equity-linked securities issued or deemed issued in connection with the initial Business Combination.

Rights

Each holder of a Right will receive one-eighth (1/8) of one Class A Common Stock upon consummation of the initial Business Combination. In the event the Company will not be the surviving entity upon completion of the initial Business Combination, each holder of a Right will be required to affirmatively convert its Rights in order to receive the 1/8 share of Class A Common Stock underlying each Right (without paying any additional consideration). If the Company is unable to complete an initial Business Combination within the required time period and the Company redeems the Public Shares of Class A Common Stock for the funds held in the Trust Account, holders of Rights will not receive any such funds in exchange for their Rights and the Rights will expire worthless. Every eight (8) Rights that a holder holds will entitle the holder to receive one share at the closing of the initial Business Combination. The Company will not issue fractional shares of Class A Common Stock upon exchange of the Rights. If, upon conversion of the Rights, a holder would be entitled to receive a fractional interest in a share, fractional shares will be rounded up to the nearest whole share.

If the Company is unable to complete an initial Business Combination within the required time period and it liquidates the funds held in the Trust Account, holders of Rights will not receive any such funds with respect to any of their Rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Rights, and all Rights will expire worthless.